RESTRUCTURING - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
North America OU Restructuring
Restructuring Cost and Reserve [Line Items]
Productivity, integration and restructuring initiatives		$ 27	$ 38
Productivity and Reinvestment
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	$ 4,426
Productivity, integration and restructuring initiatives	$ 133	$ 164	$ 85
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income (loss) — net, Other operating charges	Other income (loss) — net, Other operating charges	Other income (loss) — net, Other operating charges